Fair Value Measurements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value	$ 2,992,000
Boost Run Holdings LLC [Member] | Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value
Staking deposit	98,000
Aggregate fair value	70,000
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value	28,000
Boost Run Holdings LLC [Member] | Weighted Fair Value Pe rClass C Unit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value	2,992,000
Probability weighted fair value	$ 23,414,000
Aggregate fair value per units	128
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issuance value			$ 0
Public Warrants [Member] | Willow Lane Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,325,000
Private Placement Warrants [Member] | Willow Lane Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,145,722